Stock Plans (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of Stock Option and RSA Activity
Beginning Balance, Shares	56,963
Granted, shares	1,197
Exercised, shares	(14,813)
Forfeited, shares	(349)
Expired, shares	(541)
Ending Balance, Shares	42,457
Beginning balance, weighted average exercise price	$ 39.54
Granted, weighted average exercise price	$ 44.78
Exercised, weighted average exercise price	$ 33.97
Forfeitures, weighted average exercise price	$ 29.24
Expired, weighted average exercise price	$ 44.90
Ending balance, weighted average exercise price	$ 41.63
Options vested and expected to vest, shares	42,359
Options vested and expected to vest, Weighted Average Exercise Price	$ 41.64
Options exercisable, shares	35,275
Options exercisable, Weighted Average Exercise Price	$ 43.10
Beginning balance, shares	15,074
Granted, shares	4,759
Vested, shares	(4,986)
Forfeited, shares	(851)
Ending balance, shares	13,996
Beginning Balance, Weighted Average Grant Price	$ 28.97
Granted, Weighted Average Grant Price	$ 45.11
Vested, Weighted Average Grant Price	$ 30.74
Forfeited, Weighted Average Grant Price	$ 31.44
Ending Balance, Weighted Average Grant Price	$ 33.69